Share capital - Changes in options (Details) - Stock options	6 Months Ended
Jun. 30, 2020 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options, Options outstanding, beginning | shares	12,908,315
Number of options, Options exercised | shares	(25,000)
Number of options, Options expired and forfeited | shares	(385,311)
Number of options, Options outstanding, ending | shares	12,498,004
Weighted average exercise price, Options outstanding, beginning | $ / shares	$ 2.07
Weighted average exercise price, Options exercised | $ / shares	0.30
Weighted average exercise price, Options expired and forfeited | $ / shares	2.44
Weighted average exercise price, Options outstanding, ending | $ / shares	$ 2.06